Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Netherlands ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.8%
InPost SA(a)	104,211	$1,712,780
PostNL NV	383,505	416,309
		2,129,089
Banks — 9.3%
ABN AMRO Bank NV, CVA(b)	166,268	4,297,935
ING Groep NV	967,293	20,547,384
		24,845,319
Beverages — 6.8%
Coca-Cola Europacific Partners PLC	69,905	6,416,580
Heineken Holding NV	47,275	3,684,765
Heineken NV	90,948	8,113,700
		18,215,045
Biotechnology — 0.3%
Pharming Group NV(a)(c)	768,676	858,080
Broadline Retail — 7.7%
Prosus NV	402,252	20,662,951
Capital Markets — 2.0%
Allfunds Group PLC	218,582	1,372,489
CVC Capital Partners PLC(b)	82,606	1,537,180
Flow Traders Ltd., NVS	34,027	1,132,721
Van Lanschot Kempen NV	19,859	1,231,090
		5,273,480
Chemicals — 4.7%
Akzo Nobel NV	60,841	4,152,122
Corbion NV	44,405	958,931
DSM-Firmenich AG	60,602	6,746,152
OCI NV	73,349	637,727
		12,494,932
Construction & Engineering — 1.4%
Fugro NV	73,224	928,976
Koninklijke BAM Groep NV	175,144	1,464,413
Koninklijke Heijmans NV	20,201	1,283,841
		3,677,230
Consumer Staples Distribution & Retail — 4.6%
Koninklijke Ahold Delhaize NV	279,146	11,781,079
Sligro Food Group NV	25,994	404,468
		12,185,547
Diversified Telecommunication Services — 2.3%
Koninklijke KPN NV	1,281,994	6,027,252
Electrical Equipment — 1.1%
Signify NV(b)	67,938	1,660,310
TKH Group NV	29,119	1,256,666
		2,916,976
Energy Equipment & Services — 0.7%
SBM Offshore NV	77,105	1,769,114
Entertainment — 3.5%
Universal Music Group NV	293,423	9,388,790
Financial Services — 5.9%
Adyen NV(a)(b)	6,525	12,505,023
EXOR NV, NVS	32,187	3,098,918
		15,603,941
Food Products — 0.8%
JDE Peet's NV	78,168	2,151,129
Security	Shares	Value
Health Care Equipment & Supplies — 2.3%
Koninklijke Philips NV	262,186	$6,045,890
Hotels, Restaurants & Leisure — 1.1%
Basic-Fit NV(a)(b)(c)	41,864	1,098,416
Just Eat Takeaway.com NV(a)(b)	87,023	1,924,200
		3,022,616
Insurance — 4.8%
Aegon Ltd.	498,716	3,570,670
ASR Nederland NV	55,369	3,550,439
NN Group NV	91,848	5,779,224
		12,900,333
Machinery — 0.6%
Aalberts NV	47,988	1,674,540
Media — 0.3%
Havas NV	498,498	871,666
Metals & Mining — 0.3%
AMG Critical Materials NV	36,756	782,324
Oil, Gas & Consumable Fuels — 0.6%
Koninklijke Vopak NV	34,909	1,599,119
Pharmaceuticals — 0.1%
Pharvaris NV(a)(c)	15,868	263,409
Professional Services — 6.3%
Arcadis NV	31,173	1,609,901
Brunel International NV	23,758	243,471
Randstad NV	47,592	1,995,034
Wolters Kluwer NV	73,508	13,035,143
		16,883,549
Retail REITs — 0.8%
Eurocommercial Properties NV	39,700	1,235,841
Wereldhave NV	41,967	828,147
		2,063,988
Semiconductors & Semiconductor Equipment — 26.5%
ASM International NV	15,129	8,233,898
ASML Holding NV	80,085	59,001,799
BE Semiconductor Industries NV	28,472	3,440,703
		70,676,400
Software — 0.1%
TomTom NV(a)(c)	66,652	365,082
Trading Companies & Distributors — 3.7%
AerCap Holdings NV	61,193	7,081,866
IMCD NV	21,301	2,895,216
		9,977,082
Total Long-Term Investments — 99.4% (Cost: $279,564,003)		265,324,873
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	1,602,048	1,602,689

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Netherlands ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	140,000	$140,000
Total Short-Term Securities — 0.6% (Cost: $1,742,675)		1,742,689
Total Investments — 100.0% (Cost: $281,306,678)		267,067,562
Liabilities in Excess of Other Assets — (0.0)%		(88,661)
Net Assets — 100.0%		$266,978,901

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,591,172	$—	$(1,986,583)(a)	$(1,691)	$(209)	$1,602,689	1,602,048	$74,661 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	50,000 (a)	—	—	—	140,000	140,000	5,133	—
				$(1,691)	$(209)	$1,742,689		$79,794	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	24	06/20/25	$1,463	$19,712
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Netherlands ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,761,855	$251,563,018	$—	$265,324,873
Short-Term Securities
Money Market Funds	1,742,689	—	—	1,742,689
	$15,504,544	$251,563,018	$—	$267,067,562
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$19,712	$—	$19,712

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares